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03/28/2002

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  JUNE 28, 2002

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	August 12, 2002

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ABBOTT LABS	     COM       021441100   204      5432      SH        SOLE
ALBERTSONS           COM       013104104   206      6783      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   369      5410      SH        SOLE
AMGEN		     COM       031162100   259      6189      SH        SOLE
ANALOG DEVICES       COM       032654105   233      7864      SH        SOLE
AUTOMATED DATA PRO   COM       053015103   238      5466      SH        SOLE
BIOMET               COM       090613100   251      9271      SH        SOLE
BJ SERVICES          COM       055482103   238      7036      SH        SOLE
BOEING		     COM       097023105   274      6106      SH        SOLE
CHIRON               COM       170040109   255      7231      SH        SOLE
CITIGROUP	     COM       172967101   295      7619      SH        SOLE
COCA COLA            COM       191216100   281      5020      SH        SOLE
DENTSPLY	     COM       249030107   254      6904      SH        SOLE
FANNIE MAE	     COM       313586109   251      3407      SH        SOLE
GENERAL MOTORS	     COM       370442105   299      5604      SH        SOLE
GUIDANT              COM       401698105   241      7975      SH        SOLE
HARLEY DAVIDSON      COM       412822108   242      4728      SH        SOLE
HOME DEPOT           COM       437076102   292      7951      SH        SOLE
IDEC PHARMACEUTICAL  COM       449370105   240      6781      SH        SOLE
INTEL CORP.	     COM       458140100   186     10184      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   306      5857      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   209      6651      SH        SOLE
MERCK & CO.	     COM       589331107   261      5164      SH        SOLE
MICROCHIP TECH       COM       595017104   257      9403      SH        SOLE
MICROSOFT CORP.	     COM       594918104   315      5765      SH        SOLE
MYLAN LABS           COM       628530107   211      6734      SH        SOLE
PFIZER CORP.	     COM       717081103   345      9876      SH        SOLE
SCHERING PLOUGH      COM       806605101   220      8935      SH        SOLE
SOUTHERN             COM       842587107   267      9752      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   231      3134      SH        SOLE
SUNGARD DATA SYSTEMS COM       867363103   234      8848      SH        SOLE
SYMANTEC             COM       871503108   231      7046      SH        SOLE
WALMART		     COM       931142103   364      6624      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   336      8214      SH        SOLE